Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	70 Months Ended		110 Months Ended	113 Months Ended	120 Months Ended
		Apr. 30, 2026		Apr. 30, 2026	Apr. 30, 2026		Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000220624
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Science & Technology Fund
Average Annual Return, Percent		32.61%		2.38%					13.33%
C000220618
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Nasdaq-100 Index Fund
Average Annual Return, Percent		37.14%		14.22%	18.61%
C000220620
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Nasdaq-100 Index Fund
Average Annual Return, Percent		38.23%		13.89%	18.18%
C000220613
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Core Plus Intermediate Bond Fund
Average Annual Return, Percent		2.14%		0.39%					2.66%
C000220614
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Core Plus Intermediate Bond Fund
Average Annual Return, Percent		2.79%		0.22%	0.79%
C000220609
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Income Fund
Average Annual Return, Percent		2.06%		0.21%					2.26%
C000220627
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Short-Term Bond Fund
Average Annual Return, Percent		1.86%		2.61%					2.69%
C000220636
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Ultra Short-Term Bond Fund
Without Sales Load [Member] | C000066373
Average Annual Return [Line Items]
Average Annual Return, Percent		13.78%		5.04%					5.74%
Without Sales Load [Member] | C000066375
Average Annual Return [Line Items]
Average Annual Return, Percent		18.39%	[1]	6.67%					7.98%
Without Sales Load [Member] | C000066376
Average Annual Return [Line Items]
Average Annual Return, Percent		23.67%	[2]	8.31%					9.36%
Without Sales Load [Member] | C000066377
Average Annual Return [Line Items]
Average Annual Return, Percent		27.21%	[3]	9.23%					10.16%
Without Sales Load [Member] | C000128656
Average Annual Return [Line Items]
Average Annual Return, Percent		28.41%	[4]	9.39%					10.16%
Without Sales Load [Member] | C000034863
Average Annual Return [Line Items]
Average Annual Return, Percent		29.41%	[5]	11.13%					15.54%	[5]
Without Sales Load [Member] | C000066835
Average Annual Return [Line Items]
Average Annual Return, Percent		29.29%	[6]	11.13%					15.54%	[6]
Without Sales Load [Member] | C000034895
Average Annual Return [Line Items]
Average Annual Return, Percent		30.18%	[7]	11.61%					11.75%
Without Sales Load [Member] | C000159209
Average Annual Return [Line Items]
Average Annual Return, Percent		30.10%	[8]	11.64%					11.82%
Without Sales Load [Member] | C000129296
Average Annual Return [Line Items]
Average Annual Return, Percent		24.19%	[9]	9.80%					9.98%
Without Sales Load [Member] | C000066372
Average Annual Return [Line Items]
Average Annual Return, Percent		24.39%	[10]	10.01%					10.20%
Without Sales Load [Member] | C000034865
Average Annual Return [Line Items]
Average Annual Return, Percent		28.04%	[11]	11.49%					12.89%
Without Sales Load [Member] | C000159207
Average Annual Return [Line Items]
Average Annual Return, Percent		27.96%	[12]	11.72%					13.03%
Without Sales Load [Member] | C000034864
Average Annual Return [Line Items]
Average Annual Return, Percent		26.80%	[13]	11.12%					15.32%	[13]
Without Sales Load [Member] | C000066836
Average Annual Return [Line Items]
Average Annual Return, Percent		26.74%	[14]	11.12%					15.35%	[14]
Without Sales Load [Member] | C000034869
Average Annual Return [Line Items]
Average Annual Return, Percent		26.16%	[15]	10.96%					11.05%
Without Sales Load [Member] | C000066839
Average Annual Return [Line Items]
Average Annual Return, Percent		26.09%	[16]	10.96%					11.07%
Without Sales Load [Member] | C000034880
Average Annual Return [Line Items]
Average Annual Return, Percent		41.15%	[17]	3.91%					14.33%
Without Sales Load [Member] | C000220624
Average Annual Return [Line Items]
Average Annual Return, Percent		40.72%	[18]	3.60%					14.01%
Without Sales Load [Member] | C000034883
Average Annual Return [Line Items]
Average Annual Return, Percent		39.71%	[19]	4.09%					10.16%
Without Sales Load [Member] | C000066844
Average Annual Return [Line Items]
Average Annual Return, Percent		39.71%	[20]	4.18%					10.25%
Without Sales Load [Member] | C000034890
Average Annual Return [Line Items]
Average Annual Return, Percent		26.21%	[21]	10.76%					10.49%
Without Sales Load [Member] | C000066845
Average Annual Return [Line Items]
Average Annual Return, Percent		26.22%	[22]	10.80%					10.56%
Without Sales Load [Member] | C000034884
Average Annual Return [Line Items]
Average Annual Return, Percent		30.80%	[23]	12.78%					15.18%	[23]
Without Sales Load [Member] | C000034885
Average Annual Return [Line Items]
Average Annual Return, Percent		30.89%	[24]	12.88%					15.28%	[24]
Without Sales Load [Member] | C000034943
Average Annual Return [Line Items]
Average Annual Return, Percent		33.14%	[25]	5.53%					11.75%
Without Sales Load [Member] | C000034876
Average Annual Return [Line Items]
Average Annual Return, Percent	[26]	40.71%		15.06%					20.83%
Without Sales Load [Member] | C000220619
Average Annual Return [Line Items]
Average Annual Return, Percent	[27]	40.69%		15.05%	19.38%
Without Sales Load [Member] | C000220618
Average Annual Return [Line Items]
Average Annual Return, Percent		40.29%	[28]	14.74%	19.07%	[28]
Without Sales Load [Member] | C000220620
Average Annual Return [Line Items]
Average Annual Return, Percent		39.23%	[29]	13.89%	18.18%	[29]
Without Sales Load [Member] | C000179381
Average Annual Return [Line Items]
Average Annual Return, Percent	[30]	40.90%		15.21%			20.11%
Without Sales Load [Member] | C000034871
Average Annual Return [Line Items]
Average Annual Return, Percent		4.70%		1.09%					3.16%
Without Sales Load [Member] | C000066840
Average Annual Return [Line Items]
Average Annual Return, Percent		4.77%		1.15%					3.23%
Without Sales Load [Member] | C000220613
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%		0.84%					2.90%
Without Sales Load [Member] | C000220614
Average Annual Return [Line Items]
Average Annual Return, Percent		3.79%		0.22%	0.79%
Without Sales Load [Member] | C000175750
Average Annual Return [Line Items]
Average Annual Return, Percent		4.92%		1.31%				3.41%
Without Sales Load [Member] | C000034867
Average Annual Return [Line Items]
Average Annual Return, Percent		8.15%		3.95%					5.25%
Without Sales Load [Member] | C000066837
Average Annual Return [Line Items]
Average Annual Return, Percent		8.23%		4.05%					5.34%
Without Sales Load [Member] | C000175747
Average Annual Return [Line Items]
Average Annual Return, Percent		8.31%		4.24%				4.91%
Without Sales Load [Member] | C000034868
Average Annual Return [Line Items]
Average Annual Return, Percent		4.58%		0.90%					2.74%
Without Sales Load [Member] | C000066838
Average Annual Return [Line Items]
Average Annual Return, Percent		4.73%		0.97%					2.80%
Without Sales Load [Member] | C000220609
Average Annual Return [Line Items]
Average Annual Return, Percent		4.37%		0.67%					2.49%
Without Sales Load [Member] | C000175748
Average Annual Return [Line Items]
Average Annual Return, Percent		4.73%		1.04%				3.00%
Without Sales Load [Member] | C000034882
Average Annual Return [Line Items]
Average Annual Return, Percent		4.40%		3.27%					3.12%
Without Sales Load [Member] | C000066843
Average Annual Return [Line Items]
Average Annual Return, Percent		4.61%		3.36%					3.23%
Without Sales Load [Member] | C000220627
Average Annual Return [Line Items]
Average Annual Return, Percent		4.21%		3.07%					2.92%
Without Sales Load [Member] | C000175751
Average Annual Return [Line Items]
Average Annual Return, Percent		4.74%		3.50%				3.43%
Without Sales Load [Member] | C000092834
Average Annual Return [Line Items]
Average Annual Return, Percent		4.78%		3.66%					3.00%
Without Sales Load [Member] | C000130753
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%		3.70%					3.03%
Without Sales Load [Member] | C000220636
Average Annual Return [Line Items]
Average Annual Return, Percent		4.42%		3.40%	3.53%
Without Sales Load [Member] | C000179382
Average Annual Return [Line Items]
Average Annual Return, Percent		4.96%		3.84%			3.33%
Without Sales Load [Member] | C000034875
Average Annual Return [Line Items]
Average Annual Return, Percent		3.73%		3.26%					2.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		31.00%		10.68%					12.25%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		31.00%		10.68%					12.25%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		31.00%		10.68%					12.25%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		31.00%		10.68%					12.25%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		31.00%		10.68%					12.25%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		31.00%		10.68%					12.25%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.01%		11.91%					14.75%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.01%		11.91%					14.75%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.01%		11.91%					14.75%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.01%		11.91%					14.75%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.42%		12.32%					15.01%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.42%		12.32%					15.01%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.01%		11.91%					14.75%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%					15.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%	17.57%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%	17.57%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%	17.57%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%		13.14%			14.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%	(0.08%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%				1.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%				1.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%				1.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%				1.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%					1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%	(0.08%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%		0.18%			1.88%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		12.29%		4.37%					5.32%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		19.23%		6.73%					8.66%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		25.04%		8.65%					10.48%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		27.95%		9.57%					11.30%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.69%		9.71%					11.52%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		30.63%		13.82%					18.26%
Lipper Large-Cap Growth Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Large-Cap Growth Funds Index
Average Annual Return, Percent		32.56%		11.64%					16.99%
Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.63%		13.82%					18.26%
Lipper Large-Cap Growth Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Large-Cap Growth Funds Index
Average Annual Return, Percent		32.56%		11.64%					16.99%
Lipper Global Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Global Funds Index
Average Annual Return, Percent		25.79%		8.41%					10.97%
Lipper Global Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Global Funds Index
Average Annual Return, Percent		25.79%		8.41%					10.97%
Global Managed Volatility Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Managed Volatility Composite Index
Average Annual Return, Percent		22.70%		8.76%					9.44%
Global Managed Volatility Benchmark M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Managed Volatility Composite Index
Average Annual Return, Percent		22.70%		8.76%					9.44%
Lipper Multi-Cap Core Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Multi-Cap Core Funds Index
Average Annual Return, Percent		33.28%		11.34%					13.82%
Lipper Multi-Cap Core Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Multi-Cap Core Funds Index
Average Annual Return, Percent		33.28%		11.34%					13.82%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		30.63%		13.82%					18.26%
Lipper Large-Cap Growth Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Large-Cap Growth Funds Index
Average Annual Return, Percent		32.56%		11.64%					16.99%
Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.63%		13.82%					18.26%
Lipper Large-Cap Growth Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Large-Cap Growth Funds Index
Average Annual Return, Percent		32.56%		11.64%					16.99%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent		29.25%		10.29%					11.22%
Lipper Equity Income Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Equity Income Funds Index
Average Annual Return, Percent		24.25%		10.05%					11.18%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		29.25%		10.29%					11.22%
Lipper Equity Income Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Equity Income Funds Index
Average Annual Return, Percent		24.25%		10.05%					11.18%
S&P North American Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Average Annual Return, Percent		57.75%		18.27%					24.20%
Lipper Science & Technology Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Science & Technology Funds Index
S&P Composite 1500 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Health Care Index
Average Annual Return, Percent		6.21%		4.92%					9.54%
S&P North American Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Average Annual Return, Percent		57.75%		18.27%					24.20%
Lipper Science & Technology Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Science & Technology Funds Index
S&P Composite 1500 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Health Care Index
Average Annual Return, Percent		6.21%		4.92%					9.54%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		44.41%		5.75%					10.98%
Lipper Small-Cap Core Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Small-Cap Core Funds Index
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index
Average Annual Return, Percent		38.86%		6.15%					10.87%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		44.41%		5.75%					10.98%
Lipper Small-Cap Core Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Small-Cap Core Funds Index
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index
Average Annual Return, Percent		38.86%		6.15%					10.87%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent		29.25%		10.29%					11.22%
Lipper Multi-Cap Value Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Multi-Cap Value Funds Index
Lipper Large Cap Value Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Large-Cap Value Funds Index
Average Annual Return, Percent		30.02%		11.58%					12.46%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		29.25%		10.29%					11.22%
Lipper Multi-Cap Value Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Multi-Cap Value Funds Index
Lipper Large Cap Value Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Large-Cap Value Funds Index
Average Annual Return, Percent		30.02%		11.58%					12.46%
Victory U.S. Large Cap 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory US Large Cap 500 Index
Average Annual Return, Percent		31.08%		12.75%					15.40%
Victory U.S. Large Cap 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory US Large Cap 500 Index
Average Annual Return, Percent		31.08%		12.75%					15.40%
Victory Extended Market Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31]	Blended-Victory Extended Market Index/Wilshire 4500 Completion Index
Average Annual Return, Percent		33.49%		5.65%					10.71%
Wilshire 4500 Completion Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire 4500 Completion Index
Average Annual Return, Percent		34.05%		6.80%					12.73%
NASDAQ 100
Average Annual Return [Line Items]
Average Annual Return, Percent		41.22%		15.54%					21.36%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		30.63%		13.82%					18.26%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		41.22%		15.54%	19.89%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		30.63%		13.82%	18.15%
NASDAQ 100
Average Annual Return [Line Items]
Average Annual Return, Percent		41.22%		15.54%	19.89%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		30.63%		13.82%	18.15%
NASDAQ 100
Average Annual Return [Line Items]
Average Annual Return, Percent		41.22%		15.54%	19.89%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		30.63%		13.82%	18.15%
NASDAQ 100
Average Annual Return [Line Items]
Average Annual Return, Percent		41.22%		15.54%			20.49%
Russell 1000 Growth
Average Annual Return [Line Items]
Average Annual Return, Percent		30.63%		13.82%			18.05%
Lipper Core Plus Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Core Plus Bond Funds Index
Average Annual Return, Percent		4.74%		0.56%					2.33%
Lipper Core Plus Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Core Plus Bond Funds Index
Average Annual Return, Percent		4.74%		0.56%					2.33%
Lipper Core Plus Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Core Plus Bond Funds Index
Average Annual Return, Percent		4.74%		0.56%					2.33%
Lipper Core Plus Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Core Plus Bond Funds Index
Average Annual Return, Percent		4.74%		0.56%	0.85%
Lipper Core Plus Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Core Plus Bond Funds Index
Average Annual Return, Percent		4.74%		0.56%				2.47%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US High Yield 2% Issuer Capped Index
Average Annual Return, Percent		8.84%		4.35%					5.89%
Lipper High Yield Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Bond Funds Index
Average Annual Return, Percent		8.77%		4.18%					5.51%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US High Yield 2% Issuer Capped Index
Average Annual Return, Percent		8.84%		4.35%					5.89%
Lipper High Yield Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Bond Funds Index
Average Annual Return, Percent		8.77%		4.18%					5.51%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US High Yield 2% Issuer Capped Index
Average Annual Return, Percent		8.84%		4.35%				5.50%
Lipper High Yield Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Bond Funds Index
Average Annual Return, Percent		8.77%		4.18%				5.14%
Lipper A Rated Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper A Rated Bond Funds Index
Average Annual Return, Percent		4.44%		(0.07%)					2.44%
Lipper A Rated Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper A Rated Bond Funds Index
Average Annual Return, Percent		4.44%		(0.07%)					2.44%
Lipper A Rated Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper A Rated Bond Funds Index
Average Annual Return, Percent		4.44%		(0.07%)					2.44%
Lipper A Rated Bond Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper A Rated Bond Funds Index
Average Annual Return, Percent		4.44%		(0.07%)				2.65%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent		4.17%		2.57%					2.55%
Lipper Short Investment Grade Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Short Investment Grade Debt Funds Index
Average Annual Return, Percent		4.39%		2.73%					2.65%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent		4.17%		2.57%					2.55%
Lipper Short Investment Grade Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Short Investment Grade Debt Funds Index
Average Annual Return, Percent		4.39%		2.73%					2.65%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent		4.17%		2.57%					2.55%
Lipper Short Investment Grade Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Short Investment Grade Debt Funds Index
Average Annual Return, Percent		4.39%		2.73%					2.65%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent		4.17%		2.57%				2.67%
Lipper Short Investment Grade Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Short Investment Grade Debt Funds Index
Average Annual Return, Percent		4.39%		2.73%				2.75%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent		4.00%		3.46%					2.32%
Lipper Ultra Short Obligations Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Ultra Short Obligations Funds Index
Average Annual Return, Percent		4.49%		3.50%					2.65%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent		4.00%		3.46%					2.32%
Lipper Ultra Short Obligations Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Ultra Short Obligations Funds Index
Average Annual Return, Percent		4.49%		3.50%					2.65%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent		4.00%		3.46%	2.97%
Lipper Ultra Short Obligations Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Ultra Short Obligations Funds Index
Average Annual Return, Percent		4.49%		3.50%	3.15%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent		4.00%		3.46%			2.50%
Lipper Ultra Short Obligations Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Ultra Short Obligations Funds Index
Average Annual Return, Percent		4.49%		3.50%			2.75%

[1]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[2]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[3]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[4]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[5]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[6]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[7]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[8]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[9]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[10]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[11]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[12]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[13]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[14]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[15]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[16]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[17]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[18]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[19]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[20]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[21]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[22]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[23]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[24]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[25]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[26]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[27]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[28]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[29]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[30]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[31]	The Blended-Victory Extended Market Index/Wilshire 4500 Completion Index performance reflects that of the Wilshire 4500 Completion Index, the Fund’s prior index, through November 30, 2023, and the Victory Extended Market Index from December 1, 2023, onward.